UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-4576

                     OPPENHEIMER CONVERTIBLE SECURITIES FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)


       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: DECEMBER 31

                    Date of reporting period: MARCH 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Convertible Securities Fund

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL
                                                                                            AMOUNT                 VALUE
-------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS AND NOTES--61.6%
-------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--15.9%
-------------------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--0.5%
Goodyear Tire & Rubber Co. (The), 4% Cv. Sr. Nts., 6/15/34 1                         $   2,000,000     $       2,602,500
-------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--3.9%
Carnival Corp., 2% Cv. Sr. Unsec. Unsub. Debs., 4/15/21                                  6,500,000             8,872,500
-------------------------------------------------------------------------------------------------------------------------
Hilton Hotels Corp., 3.375% Cv. Sr. Unsec. Unsub. Nts., 4/15/23 1                        3,000,000             3,487,500
-------------------------------------------------------------------------------------------------------------------------
Scientific Games Corp., 0.75% Cv. Sr. Sub. Nts., 12/1/24 1                               5,500,000             5,362,500
-------------------------------------------------------------------------------------------------------------------------
Shuffle Master, Inc.:
1.25% Cv. Sr. Unsec. Nts., 4/15/24 1                                                     2,000,000             2,317,500
1.25% Cv. Sr. Unsec. Nts., 4/15/24                                                         500,000               579,375
                                                                                                       ------------------
                                                                                                              20,619,375
-------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.5%
Beazer Homes USA, Inc., 4.625% Cv. Sr. Nts., 6/15/24 1                                   2,000,000             2,495,000
-------------------------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--1.4%
Eastman Kodak Co.:
3.375% Cv. Sr. Nts., 10/15/33 1                                                          3,000,000             3,660,000
3.375% Cv. Sr. Unsec. Unsub. Nts., 10/15/33                                                500,000               610,000
-------------------------------------------------------------------------------------------------------------------------
Hasbro, Inc., 2.75% Cv. Sr. Unsec. Debs., 12/1/21                                        3,000,000             3,255,000
                                                                                                       ------------------
                                                                                                               7,525,000
-------------------------------------------------------------------------------------------------------------------------
MEDIA--6.3%
Charter Communications, Inc., 5.875% Cv. Sr. Nts., 11/16/09 1                            2,000,000             1,732,500
-------------------------------------------------------------------------------------------------------------------------
Interpublic Group of Cos., Inc. (The):
4.50% Cv. Sr. Unsec. Nts., 3/15/23 1                                                     3,000,000             3,705,000
4.50% Cv. Sr. Unsec. Nts., 3/15/23                                                       1,500,000             1,852,500
-------------------------------------------------------------------------------------------------------------------------
Liberty Media Corp.:
0.75% Exchangeable Sr. Unsec. Debs., 3/30/23 (exchangeable for Time Warner,              8,000,000             8,800,000
Inc. common stock) 1
3.25% Exchangeable Sr. Unsec. Debs., 3/15/31 (exchangeable for Viacom, Inc.
Cl. B common stock or cash based on the value thereof)                                   7,500,000             6,440,625
-------------------------------------------------------------------------------------------------------------------------
Walt Disney Co. (The), 2.125% Cv. Sr. Unsec. Nts., 4/15/23                               7,500,000             8,278,125
-------------------------------------------------------------------------------------------------------------------------
XM Satellite Radio, Inc., 1.75% Cv. Sr. Nts., 12/1/09 1                                  3,000,000             2,805,000
                                                                                                       ------------------
                                                                                                              33,613,750
-------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--2.3%
Lowe's Cos., Inc., 0.861% Cv. Sr. Nts., 10/19/21 2                                       7,000,000             7,192,500
-------------------------------------------------------------------------------------------------------------------------
TJX Cos., Inc. (The), 1.52% Cv. Unsec. Sub. Liquid Yield Option Nts.,
2/13/21 3                                                                                6,000,000             5,077,500
                                                                                                       ------------------
                                                                                                              12,270,000
-------------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.0%
Reebok International Ltd., 2% Cv. Sr. Unsec. Nts., Series B, 5/1/24                      5,000,000             5,356,250
-------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--0.6%
-------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.6%
Costco Cos., Inc., 2.50% Cv. Sub. Nts., 8/19/17 3                                        3,000,000             3,018,750
-------------------------------------------------------------------------------------------------------------------------
ENERGY--2.9%
-------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--2.9%
Halliburton Co.:
3.125% Cv. Sr. Nts., 7/15/23 1                                                           5,000,000             6,475,000
3.125% Cv. Sr. Nts., 7/15/23                                                             1,000,000             1,295,000
-------------------------------------------------------------------------------------------------------------------------


1            |            OPPENHEIMER CONVERTIBLE SECURITIES FUND

Oppenheimer Convertible Securities Fund

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL
                                                                                            AMOUNT                 VALUE
-------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES CONTINUED
Schlumberger Ltd., 1.50% Cv. Sr. Unsec. Debs., Series A, 6/1/23                      $   7,000,000     $       7,682,500
                                                                                                       ------------------
                                                                                                              15,452,500
-------------------------------------------------------------------------------------------------------------------------
FINANCIALS--3.4%
-------------------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--1.6%
American Express Co.:
1.85% Cv. Sr. Nts., 12/1/33 1                                                            6,000,000             6,165,000
1.85% Cv. Sr. Nts., 12/1/33                                                              2,500,000             2,568,750
                                                                                                       ------------------
                                                                                                               8,733,750
-------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--0.8%
BlackRock, Inc., 2.625% Cv. Sr. Nts., 2/15/35 1                                          4,000,000             3,975,000
-------------------------------------------------------------------------------------------------------------------------
REAL ESTATE--1.0%
Host Marriott LP, 3.25% Cv. Sr. Debs., 4/15/24 1                                         5,000,000             5,475,000
-------------------------------------------------------------------------------------------------------------------------
HEALTH CARE--9.7%
-------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--3.2%
Amylin Pharmaceuticals, Inc., 2.50% Cv. Sr. Unsec. Nts., 4/15/11 1                       3,500,000             3,110,625
-------------------------------------------------------------------------------------------------------------------------
Celgene Corp., 1.75% Cv. Sr. Nts., 6/1/08 1                                              1,000,000             1,500,000
-------------------------------------------------------------------------------------------------------------------------
Genzyme Corp., 1.25% Cv. Sr. Nts., 12/1/23 1                                             6,000,000             6,120,000
-------------------------------------------------------------------------------------------------------------------------
Invitrogen Corp., 1.50% Cv. Sr. Unsec. Nts., 2/15/24                                     7,000,000             6,300,000
                                                                                                       ------------------
                                                                                                              17,030,625
-------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.7%
Cytyc Corp.:
2.25% Cv. Sr. Nts., 3/15/24 1                                                            2,000,000             2,117,500
2.25% Cv. Sr. Nts., 3/15/24                                                              1,500,000             1,588,125
-------------------------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc., 3.25% Cv. Sr. Sub. Nts., 3/1/24                   5,000,000             5,093,750
                                                                                                       ------------------
                                                                                                               8,799,375
-------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--2.3%
Health Management Associates, Inc., 1.50% Cv. Sr. Sub. Nts., 8/1/23                      6,500,000             7,133,750
-------------------------------------------------------------------------------------------------------------------------
Lincare Holdings, Inc., 3% Cv. Sr. Nts., 6/15/33                                         5,000,000             5,268,750
                                                                                                       ------------------
                                                                                                              12,402,500
-------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--2.5%
DOV Pharmaceutical, Inc., 2.50% Cv. Unsec. Sub. Debs., 1/15/25 1                         2,000,000             1,700,000
-------------------------------------------------------------------------------------------------------------------------
Teva Pharmaceutical Finance LLC, 0.25% Cv. Sr. Sec. Debs., Series B, 2/1/24              6,000,000             6,045,000
-------------------------------------------------------------------------------------------------------------------------
Watson Pharmaceuticals, Inc.:                                                            4,000,000             3,820,000
1.75% Cv. Sr. Unsec. Debs., 3/15/23 1
1.75% Cv. Sr. Unsec. Debs., 3/15/23                                                      1,500,000             1,432,500
                                                                                                       ------------------
                                                                                                              12,997,500
-------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--6.2%
-------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.0%
Lockheed Martin Corp., 2.544% Cv. Sr. Nts., 8/15/33 2                                    5,000,000             5,303,000
-------------------------------------------------------------------------------------------------------------------------
AIRLINES--0.9%
Continental Airlines, Inc., 4.50% Cv. Sr. Unsec. Unsub. Nts., 2/1/07                     3,000,000             2,501,250
-------------------------------------------------------------------------------------------------------------------------
Northwest Airlines Corp., 7.625% Cv. Sr. Nts., 11/15/23                                  4,000,000             2,350,000
                                                                                                       ------------------
                                                                                                               4,851,250
-------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--2.5%
Tyco International Group SA, 2.75% Cv. Sr. Unsec. Unsub. Debs., Series A,
1/15/18                                                                                  9,000,000            13,455,000


2            |            OPPENHEIMER CONVERTIBLE SECURITIES FUND

Oppenheimer Convertible Securities Fund

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL
                                                                                            AMOUNT                 VALUE
-------------------------------------------------------------------------------------------------------------------------
MACHINERY--1.8%
Danaher Corp., 2.46% Cv. Sr. Unsec. Unsub. Liquid Yield Option Nts.,
1/22/21 3                                                                            $   5,000,000     $       3,993,750
-------------------------------------------------------------------------------------------------------------------------
Navistar Financial Corp., 4.75% Cv. Unsec. Sub. Nts., 4/1/09                             4,000,000             4,010,000
-------------------------------------------------------------------------------------------------------------------------
SystemOne Technologies, Inc.:
2.888% Cv. Sub. Nts., 12/31/05 4                                                         3,482,599               766,172
8.25% Cv. Sub. Nts., 12/31/05 4                                                          2,962,671               651,788
                                                                                                       ------------------
                                                                                                               9,421,710
-------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--16.1%
-------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--3.4%
Andrew Corp., 3.25% Cv. Sub. Nts., 8/15/13                                               3,500,000             3,850,000
-------------------------------------------------------------------------------------------------------------------------
Comverse Technology, Inc., 0% Cv. Sr. Unsec. Zero Yield Puttable
Securities, 5/15/23 3                                                                    3,500,000             5,127,500
-------------------------------------------------------------------------------------------------------------------------
Nortel Networks Corp., 4.25% Cv. Sr. Unsec. Nts., 9/1/08                                 7,500,000             6,975,000
-------------------------------------------------------------------------------------------------------------------------
Tekelec, Inc., 2.25% Cv. Sr. Sub. Nts., 6/15/08                                          2,000,000             2,092,500
                                                                                                       ------------------
                                                                                                              18,045,000
-------------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--2.4%
Agilent Technologies, Inc., 3% Cv. Sr. Unsec. Debs., 12/1/21                             4,000,000             3,950,000
-------------------------------------------------------------------------------------------------------------------------
Flextronics International Ltd., 1% Cv. Unsec. Sub. Nts., 8/1/10                          4,000,000             4,005,000
-------------------------------------------------------------------------------------------------------------------------
Vishay Intertechnology, Inc.:
3.625% Cv. Sub. Nts., 8/1/23 1                                                           3,000,000             2,940,000
3.625% Cv. Sub. Nts., 8/1/23                                                             2,000,000             1,960,000
                                                                                                       ------------------
                                                                                                              12,855,000
-------------------------------------------------------------------------------------------------------------------------
IT SERVICES--4.2%
Amdocs Ltd., 0.50% Cv. Nts., 3/15/24                                                     4,000,000             3,765,000
-------------------------------------------------------------------------------------------------------------------------
BearingPoint, Inc., 2.50% Cv. Sub. Nts., 12/15/24 1                                      4,000,000             4,270,000
-------------------------------------------------------------------------------------------------------------------------
CSG Systems International, Inc., 2.50% Cv. Nts., 6/15/24 1                               3,500,000             3,167,500
-------------------------------------------------------------------------------------------------------------------------
DST Systems, Inc., 3.625% Cv. Sr. Unsec. Debs., Series B, 8/15/23                        6,000,000             6,742,500
-------------------------------------------------------------------------------------------------------------------------
Electronic Data Systems Corp.:
3.875% Cv. Sr. Nts., 7/15/23 1                                                           4,000,000             3,970,000
3.875% Cv. Sr. Unsec. Nts., 7/15/23                                                        500,000               496,250
                                                                                                       ------------------
                                                                                                              22,411,250
-------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--2.9%
Agere Systems, Inc., 6.50% Cv. Unsec. Unsub. Nts., 12/15/09 (cv. into Agere
Systems, Inc., Cl. A common stock)                                                       6,000,000             6,172,500
-------------------------------------------------------------------------------------------------------------------------
Cypress Semiconductor Corp., 1.25% Cv. Unsec. Sub. Nts., 6/15/08                         5,000,000             5,350,000
-------------------------------------------------------------------------------------------------------------------------
Skyworks Solutions, Inc., 4.75% Cv. Unsec. Sub. Nts., 11/15/07                           4,000,000             3,970,000
                                                                                                       ------------------
                                                                                                              15,492,500
-------------------------------------------------------------------------------------------------------------------------
SOFTWARE--3.2%
Mentor Graphics Corp., 6.875% Cv. Unsec. Sub. Nts., 6/15/07 4                            4,000,000             4,140,000
-------------------------------------------------------------------------------------------------------------------------
Mercury Interactive Corp., 0% Cv. Sr. Unsec. Sub. Nts., 5/1/08 3                         5,000,000             5,275,000
-------------------------------------------------------------------------------------------------------------------------
Novell, Inc.:
0.50% Cv. Sr. Unsec. Debs., 7/15/24 1                                                    7,500,000             6,346,875
0.50% Cv. Sr. Unsec. Debs., 7/15/24                                                      1,000,000               846,250
                                                                                                       ------------------
                                                                                                              16,608,125
-------------------------------------------------------------------------------------------------------------------------
MATERIALS--1.8%
-------------------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--1.0%
Sealed Air Corp., 3% Cv. Nts., 6/30/33 1                                                 5,500,000             5,541,250


3            |            OPPENHEIMER CONVERTIBLE SECURITIES FUND

Oppenheimer Convertible Securities Fund

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL
                                                                                            AMOUNT                 VALUE
-------------------------------------------------------------------------------------------------------------------------
METALS & MINING--0.8%
Inco Ltd., 1% Cv. Unsec. Unsub. Debs., 3/14/23                                       $   3,000,000     $       3,993,750
-------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.6%
-------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.9%
American Tower Corp., 3% Cv. Sr. Nts., 8/15/12                                           4,500,000             4,905,000
-------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.7%
NII Holdings, Inc., 2.875% Cv. Sr. Nts., 2/1/34                                          3,000,000             3,791,250
-------------------------------------------------------------------------------------------------------------------------
UTILITIES--3.4%
-------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--3.4%
Calpine Corp., 4.75% Cv. Sr. Unsec. Nts., 11/15/23 1                                     4,000,000             2,730,000
-------------------------------------------------------------------------------------------------------------------------
CenterPoint Energy, Inc.:
3.75% Cv. Sr. Nts., 5/15/23 1                                                            4,000,000             4,600,000
3.75% Cv. Sr. Unsec. Nts., 5/15/23                                                       1,000,000             1,150,000
-------------------------------------------------------------------------------------------------------------------------
CMS Energy Corp., 2.875% Cv. Sr. Nts., 12/1/24                                           3,000,000             3,341,250
-------------------------------------------------------------------------------------------------------------------------
Duke Energy Corp., 1.75% Cv. Sr. Bonds, 5/15/23                                          5,000,000             6,012,500
                                                                                                       ------------------
                                                                                                              17,833,750
                                                                                                       ------------------
Total Convertible Corporate Bonds and Notes (Cost $324,478,738)                                              326,874,710

                                                                                            SHARES
-------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--30.2%
-------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--3.5%
-------------------------------------------------------------------------------------------------------------------------
AUTOMOBILES--2.9%
Ford Motor Co. Capital Trust II, 6.50% Cum. Cv. Trust Preferred Securities,
Non-Vtg.                                                                                   175,000             7,934,500
-------------------------------------------------------------------------------------------------------------------------
General Motors Corp.:
4.50% Cv. Sr. Debs., Series A                                                              150,000             3,543,750
5.25% Cv. Sr. Unsec. Debs., Series B                                                       200,000             3,736,000
                                                                                                       ------------------
                                                                                                              15,214,250
-------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.6%
Newell Financial Trust I, 5.25% Cum. Cv. Quarterly Income Preferred
Securities, Non-Vtg.                                                                        70,000             3,263,750
-------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--0.5%
-------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.5%
Albertson's, Inc., 7.25% Cv. Hybrid Income Term Security Units (each unit has a stated amount of $25, and consists of a purchase contract to purchase
Albertson's, Inc. common stock and a corporate unit which consists of $1,000
principal amount of Albertson's, Inc., 3.75% sr. nts.) 5                                   120,000             2,714,400
-------------------------------------------------------------------------------------------------------------------------
ENERGY--2.6%
-------------------------------------------------------------------------------------------------------------------------
OIL & GAS--2.6%
Amerada Hess Corp., 7% Cv. Non-Vtg.                                                         85,000             7,118,750
-------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 4.125% Cum. Cv., Non-Vtg. 1                                         4,000             5,775,500
-------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The), 5.50% Cv. Jr. Unsec. Debs. 1                                     10,000               910,000
                                                                                                       ------------------
                                                                                                              13,804,250
-------------------------------------------------------------------------------------------------------------------------
FINANCIALS--10.6%
-------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--1.1%
Lehman Brothers Holdings, Inc., Cv. Premium Income Equity Linked Nts., 6.25%,
10/15/07 (linked to General Mills, Inc. common stock)                                      220,000             5,775,000
-------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--1.8%
Marshall & Ilsley Corp., 6.50% Cv.                                                         160,000             4,257,600
-------------------------------------------------------------------------------------------------------------------------


4            |            OPPENHEIMER CONVERTIBLE SECURITIES FUND

Oppenheimer Convertible Securities Fund

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                            SHARES                 VALUE
-------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS CONTINUED
Washington Mutual Capital Trust 2001:
5.375% Cum. Cv. Units (each unit consists of one preferred stock and one
warrant to purchase shares of Washington Mutual, Inc.), Non-Vtg. 1,5                        75,000     $       3,972,675
5.375% Cum. Cv. Units (each unit consists of one preferred stock and one
warrant to purchase shares of Washington Mutual, Inc.), Non-Vtg. 5                          30,000             1,589,070
                                                                                                       ------------------
                                                                                                               9,819,345
-------------------------------------------------------------------------------------------------------------------------
INSURANCE--5.5%
Chubb Corp. (The), 7% Cv. Equity Units, Series A (each unit consists of one warrant to purchase Chubb Corp. (The) common stock and $25 principal amount
of Chubb Corp. (The), 4% sr. nts., 11/16/07) 5                                             170,000             5,040,500
-------------------------------------------------------------------------------------------------------------------------
Genworth Financial, Inc., 6% Cv.                                                           150,000             4,815,000
-------------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The), 7% Cv. Equity Units (each unit has a stated amount of $50 and consists of a purchase contract to purchase
Hartford Financial Services Group, Inc. (The) common stock and a normal unit which consists of $1,000 principal amount of Hartford Financial Services Group,
Inc. (The) common stock and a normal unit which consists of $1,000 principal amount of Hartford Financial Services Group, Inc. (The), 2.56% sr.
nts., 8/16/08) 5                                                                           100,000             6,425,000
-------------------------------------------------------------------------------------------------------------------------
PMI Group, Inc. (The), 5.875% Cv. Hybrid Income Term Security Units (each unit has a stated value of $25 and consists of a purchase contract to purchase PMI Group, Inc. (The) common stock and a corporate unit which
consists of PMI Group, Inc. (The) 3% sr. nts., 11/15/08) 5                                 180,000             4,410,000
-------------------------------------------------------------------------------------------------------------------------
Travelers Property Casualty Corp., 4.50% Cv. Jr. Unsec. Sub. Nts.                          200,000             4,424,000
-------------------------------------------------------------------------------------------------------------------------
XL Capital Ltd., 6.50% Cv.                                                                 170,000             4,071,500
                                                                                                       ------------------
                                                                                                              29,186,000
-------------------------------------------------------------------------------------------------------------------------
REAL ESTATE--1.3%
Simon Property Group Inc., 6% Cv., Non-Vtg.                                                120,000             6,651,600
-------------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.9%
Sovereign Capital Trust VI, 4.375% Cv.                                                     100,000             4,737,500
-------------------------------------------------------------------------------------------------------------------------
HEALTH CARE--3.0%
-------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.3%
Baxter International, Inc., 7% Cv. Equity Units (each equity unit has a stated value of $50 and consists of a purchase contract to purchase Baxter
International, Inc. common stock and $50 principal amount of Baxter
International, Inc., 3.60% sr. nts., 2/16/08), Non-Vtg. 5                                  130,000             7,000,500
-------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.8%
Omnicare Capital Trust II, Inc., Series B, 4% Cv.                                           80,000             4,125,600
-------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--0.9%
Schering-Plough Corp., 6% Cv.                                                              100,000             5,030,000
-------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--1.5%
-------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.8%
Northrop Grumman Corp., 7% Cum. Cv. Series B                                                30,000             3,930,000
-------------------------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.7%
United Rentals Trust I, 6.50% Cv. Quarterly Income Preferred Securities                     85,000             3,782,500
-------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--2.8%
-------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--1.6%
Lucent Technologies Capital Trust I, 7.75% Cum. Cv., Non-Vtg.                                8,000             8,332,000
-------------------------------------------------------------------------------------------------------------------------
OFFICE ELECTRONICS--1.2%
Xerox Corp., 6.25% Cv.                                                                      50,000             6,579,000


5            |            OPPENHEIMER CONVERTIBLE SECURITIES FUND

Oppenheimer Convertible Securities Fund

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                            SHARES                 VALUE
-------------------------------------------------------------------------------------------------------------------------
MATERIALS--0.9%
-------------------------------------------------------------------------------------------------------------------------
METALS & MINING--0.9%
Freeport-McMoRan Copper & Gold, Inc., 5.50% Cv. 1                                            5,000     $       4,956,250
-------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.5%
-------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.5%
Alltel Corp., 7.75% Cv. Equity Units (each unit consists of corporate units, each with a stated value of $50 and includes a purchase contract to purchase
Alltel Corp. common stock and $50 principal amount of Alltel Corp., 6.25% sr.
nts., 5/17/07), Non-Vtg. 5                                                                 100,000             5,049,000
-------------------------------------------------------------------------------------------------------------------------
CenturyTel, Inc., 6.875% Cv. Equity Units (each unit consists of units referred to as corporate units, each with a stated amount of $25 and includes a purchase contract to purchase CenteryTel, Inc. common stock and $25 principal amount of CenturyTel, Inc., 6.02% sr. nts., series j, due 2007),
Non-Vtg. 5                                                                                 113,900             2,890,213
                                                                                                       ------------------
                                                                                                               7,939,213
-------------------------------------------------------------------------------------------------------------------------
UTILITIES--3.3%
-------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.2%
FPL Group, Inc., 8% Cv. Equity Units (each unit consists of corporate units, each with a stated amount of $50 and includes a purchase contract to purchase
FPL Group, Inc. common stock and $50 principal amount of FPL Group Capital,
Inc., 5% debs., series b, 2/16/08) 5                                                       100,000             6,250,000
-------------------------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.6%
Sempra Energy, 8.50% Cv. Equity Units (each equity unit consists of income equity units, each has a stated value of $25 and consists of a purchase contract to purchase Sempra Energy common stock and $25 principal amount of
Sempra Energy, 5.60% sr. nts., 5/17/07) 5,6                                                100,000             3,306,000
-------------------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--1.5%
AES Trust III, 6.75% Cv.                                                                    90,000             4,230,000
-------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The), 5.50% Cv. Jr. Unsec. Sub. Debs.                                  40,000             3,640,000
                                                                                                       ------------------
                                                                                                               7,870,000
                                                                                                       ------------------
Total Preferred Stocks (Cost $151,758,299)                                                                   160,267,158

-------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--2.5%
-------------------------------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                                          50,000             3,269,500
-------------------------------------------------------------------------------------------------------------------------
Comcast Corp., Cl. A Special, Non-Vtg. 6                                                   150,000             5,010,000
-------------------------------------------------------------------------------------------------------------------------
Computer Associates International, Inc.                                                     50,000             1,355,007
-------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                           50,000             3,358,000
-------------------------------------------------------------------------------------------------------------------------
SystemOne Technologies, Inc. 6                                                             197,142                 8,871
                                                                                                       ------------------
Total Common Stocks (Cost $11,750,365)                                                                        13,001,378

                                                                                             UNITS
-------------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
-------------------------------------------------------------------------------------------------------------------------
Portion of Danskin, Inc., Promissory Nt. to be used to purchase 53,309 shares
of restricted common stock in rights offering 4,6,7 (Cost $15,993)                              --               15,993

                                                                                         PRINCIPAL
                                                                                            AMOUNT
-------------------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES--2.7%
-------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., Capped Appreciation Linked Nts., Series BIIB,
7.25%, 3/14/06 (linked to the performance of Biogen Idec, Inc.)                      $   4,000,000             3,775,200
-------------------------------------------------------------------------------------------------------------------------


6            |            OPPENHEIMER CONVERTIBLE SECURITIES FUND

Oppenheimer Convertible Securities Fund

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL
                                                                                            AMOUNT                 VALUE
-------------------------------------------------------------------------------------------------------------------------
Morgan Stanley, Cv. Premium Equity Participating Security, 2.50%, 10/2/06
(exchangeable for General Electric Co. common stock)                                 $     298,463     $      10,549,175
                                                                                                       ------------------
Total Structured Notes (Cost $14,000,003)                                                                     14,324,375

-------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--1.7%
-------------------------------------------------------------------------------------------------------------------------
Undivided interest of 0.65% in joint repurchase agreement (Principal
Amount/Value $1,365,685,000, with a maturity value of $1,365,789,323) with UBS
Warburg LLC, 2.75%, dated 3/31/05, to be repurchased at $8,857,677 on 4/1/05, collateralized by Federal National Mortgage Assn., 5%--6%, 2/1/34--8/1/34, with a value of $1,394,346,245
(Cost $8,857,000)                                                                        8,857,000             8,857,000
-------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $510,860,398)                                               98.7%          523,340,614
-------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                                1.3             7,048,448

                                                                                      -----------------------------------
NET ASSETS                                                                                   100.0%    $     530,389,062
                                                                                      ===================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $126,605,675 or 23.87% of the Fund's net assets as of March 31, 2005.

2. Represents the current interest rate for a variable or increasing rate security.

3. Zero coupon bond reflects effective yield on the date of purchase.

4. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of March 31, 2005 was $5,573,953, which represents 1.05% of the Fund's net assets, of which $15,993 is considered restricted. See accompanying Notes to Quarterly Statement of Investments.

5. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units, which represent debt securities, principal amount disclosed represents total underlying principal.

6. Non-income producing security.

7. Received as a result of issuer reorganization.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                        $   512,118,118
                                                      ===============

Gross unrealized appreciation                         $    29,369,387
Gross unrealized depreciation                             (18,146,891)
                                                      ---------------
Net unrealized appreciation                           $    11,222,496
                                                      ===============

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate,


7            |            OPPENHEIMER CONVERTIBLE SECURITIES FUND

Oppenheimer Convertible Securities Fund

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

STRUCTURED NOTES. The Fund invests in structured notes whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured notes are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. The Fund records a realized gain or loss when a structured note is sold or matures. As of March 31, 2005, the market value of these securities comprised 2.7% of the Fund's net assets and resulted in unrealized cumulative gains of $324,372.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

ILLIQUID OR RESTRICTED SECURITIES. As of March 31, 2005, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Information concerning restricted securities is as follows:

                                                                                      UNREALIZED
                               ACQUISITION                  VALUATION AS OF         APPRECIATION
SECURITY                              DATE        COST       MARCH 31, 2005       (DEPRECIATION)
------------------------------------------------------------------------------------------------
Portion of Danskin, Inc.
Promissory Nt. to be used to
purchase 53,309 shares of
restricted common stock in
rights offering                    8/14/95    $ 15,993    $          15,993    $              --


8            |            OPPENHEIMER CONVERTIBLE SECURITIES FUND


ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of March 31, 2005, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

      (a)   Exhibits attached hereto. (Attach certifications as exhibits)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Convertible Securities Fund


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer

Date: May 13, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer

Date: May 13, 2005


By:   /s/ Brian W. Wixted
      ----------------------------
      Brian W. Wixted
      Chief Financial Officer

Date: May 13, 2005